Merger and Reverse Recapitalization (Tables)	12 Months Ended
Dec. 31, 2021
Merger And Reverse Recapitalization [Abstract]
Schedule of Common Stock Issued Following Consummation of Merger
The number of shares of Common Stock issued immediately following the consummation of the Merger was as follows:

Shares
Common stock of one, outstanding prior to Merger (1)	26,875,000
Less redemption of one Class A shares subject to possible redemption	(6,418,667)

Common stock of one	20,456,333
Shares issued in PIPE	21,000,000

Merger and PIPE financing shares (2)	41,456,333
Legacy Markforged shares (3)	143,795,504

Total shares of common stock immediately after Merger	185,251,837

(1)	Includes AONE Class A shareholders 15,081,333, and AONE Class B shareholders 5,375,000
(2)	This includes 2,610,000 contingently forfeitable Sponsor Shares pending the occurrence of the Sponsor Earnout Triggering Event
(3)
The number of Legacy Markforged shares was determined from the 151,005,831 shares of Legacy Markforged common stock outstanding immediately prior to the closing of the Merger converted at the Exchange Ratio. All fractional shares were rounded down.